UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street, 15th Floor
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York               May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $246,868
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE



Column 1                       Column 2         Column 3   Column 4         Column 5      Column 6  Column 7        Column 8
                                                                                                                 Voting Authority
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other     ---------------------
Name of Issuer                 Title of class   CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Mgrs    Sole    Shared   None
--------------                 --------------   -----      --------    -------   ---  ----  -------  ----    ----    ------   ----
AFLAC INC                      COM              001055102   77,199   1,640,436  SH           SOLE           1,640,436
BAIDU COM INC                  SPON ADR REP A   056752108   57,074     591,135  SH           SOLE             591,135
GOOGLE INC                     CL A             38259P508   36,921      80,585  SH           SOLE              80,585
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   33,262   1,396,993  SH           SOLE           1,396,993
AMERICAN INTL GROUP INC        COM              026874107   22,075     328,395  SH           SOLE             328,395
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   16,711     412,300  SH           SOLE             412,300
SANDISK CORP                   COM              80004C101    3,312      75,610  SH           SOLE              75,610
KONGZHONG CORP                 SPONSORED ADR    50047P104      314      44,630  SH           SOLE              44,630

                               Total Market Value          246,868















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